Aug. 06, 2025
Capital Group Dividend Growers ETF
Investment objective
The fund’s investment objective is to provide long-term total returns.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.47%
Other expenses	0.00
Total annual fund operating expenses	0.47

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$48	$151	$263	$591

1 year	3 years	5 years	10 years
$48	$151	$263	$591

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential to provide combinations of current yield and dividend growth over the long-term. In selecting investments, the adviser evaluates a company's current dividend yield, its dividend history and forecast of dividend growth based on the company's overall financial health. The fund normally invests at least 80% of its assets in equity securities, and at least 80% of its assets in the securities of dividend-paying companies. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States, including in emerging markets. In determining the domicile of an issuer, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI).

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Calendar year total returns

Highest/Lowest quarterly results during this period were:

Highest      8.47% (quarter ended September 30, 2024)

Lowest       -3.37% (quarter ended December 31, 2024)

The fund's total return for the six months ended June 30, 2025, was 15.21%

Average annual total returns For the periods ended December 31, 2024:

Average annual total returns For the periods ended December 31, 2024:	1 year	Lifetime
Fund (inception date – 9/26/2023)	11.21%	17.20%
− After taxes on distributions	10.63	16.63
− After taxes on distributions and sale of fund shares	7.03	13.15

Indexes	1 year	Lifetime (since fund’s inception)
MSCI All Country World Index (ACWI)	17.49%	23.81%

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.